Hatteras Long / Short Debt Fund
Hatteras Long / Short Debt Fund
Investment Objective
The Hatteras Long/Short Debt Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on pages 78-85 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on pages 54-59 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hatteras Long / Short Debt Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases ( as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	1.00%	[2]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Purchases of Class C shares are subject to a 1.00% contingent deferred sales charge if held less than 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - Hatteras Long / Short Debt Fund		Class A	Class C	Institutional Class
Management Fees	[1]	none	none	none
Distribution and Service (Rule 12b-1) Fees	[1]	0.25%	1.00%	none
Other Expenses	[1]	1.12%	1.12%	1.12%
Interest Expense and Dividends on Short Positions of Underlying Funds	[1]	0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses	[1]	1.80%	1.80%	1.80%
Total Annual Fund Operating Expenses	[1],[2]	3.17%	3.92%	2.92%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	3.00%	3.75%	2.75%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees as a result of the termination of the Fund's and the Affiliated Funds' Operating Services Agreement.
[2]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.24%, 2.99%, and 1.99% of average daily net assets for the Class A, Class C, and Institutional Class shares, respectively (the "Expense Caps"). Hatteras Funds, LP (the "Advisor") has contractually agreed to pay expenses of the Fund to ensure that its Total Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least June 30, 2017, and may be terminated only by the Fund's Board of Trustees. The Advisor is permitted to recoup fee waivers and/or expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Expense Caps and the expense limits in place at the time of such reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Debt Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hatteras Long / Short Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	764	1,391	2,041	3,775
Class C	377	1,180	2,000	4,128
Institutional Class	278	888	1,523	3,230

Portfolio Turnover
The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Long/Short Debt Fund pursues its investment objective by allocating the Fund’s assets primarily to one or more affiliated investment companies (the “Affiliated Funds”)  that employ various long/short or short-only investment styles. Short strategies involve selling a security the seller does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. The Fund invests its assets with a weighting in one or more of the Affiliated Funds consistent with its objective of achieving long term capital appreciation, while seeking to generate total return through current income, capital preservation, and capital appreciation strategies. The Advisor is also the investment advisor to the Affiliated Funds, and in that role, the Advisor selects sub-advisors for the Affiliated Funds and allocates the assets of each Affiliated Fund among its respective sub-advisors. The Fund may invest up to 100% of its assets in shares of the Affiliated Funds.

In addition to investing in Affiliated Funds, the Fund may invest in non-affiliated investment companies including exchange-traded funds (“ETFs”) (collectively with the Affiliated Funds, the “Underlying Funds”) as part of its principal investment strategies. The Fund’s performance and ability to achieve its objective rely on the performance of the Underlying Funds in which it invests.

The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more Underlying Funds, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are used to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income, asset-backed and mortgage-backed securities, and derivative securities. Debt-related securities primarily include, but are not limited to, derivatives linked to debt instruments, such as credit-default swaps.

By allocating its assets to Underlying Funds employing various investment styles, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Fund will be invested in Underlying Funds utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically not been correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may not function as anticipated.

The principal strategies to be employed by the Underlying Funds are as follows:

•	Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, bank loans, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments. The Relative Value—Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o	Multi-Strategy / Relative Value. The Underlying Funds may employ long and/or short strategies designed to take advantage of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, or master limited partnership (“MLP”) instrument, or a combination of these or other instruments. By using long and/or short investments to attempt to gain exposure to the spread between such instruments, these strategies seek to mitigate or profit from the Underlying Funds’ exposures to interest rate and other general market risks.

o	Credit Arbitrage. The Underlying Funds may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o	Fixed Income – Corporate. The Underlying Funds may employ long and/or short strategies designed to take advantage of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Funds’ exposures to interest rate and other general market risks.

o	Fixed Income – Sovereign. The Underlying Funds may employ long and/or short strategies designed to take advantage of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. By using long and/or short investments to attempt to gain exposure to the spread between such instruments, these strategies seek to mitigate or profit from the Underlying Funds’ exposures to interest rate and other general market risks.

o	Fixed Income and High Yield (High-Risk) Investment Strategies. The Underlying Funds may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Underlying Funds may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” These strategies are intended to generate capital gains and/or income in both rising and falling interest rate environments.

The Adviser determines the amount of the Fund’s assets to allocate to each strategy based on market conditions and the strategies that the Adviser expects will best achieve the Fund’s investment objective. The allocation of assets may change over short or long periods of time.

The Underlying Funds may invest in securities of all market capitalizations (small, mid and large capitalization companies). Such securities include debt instruments, including convertible debt and high yield securities (i.e., “junk bonds”), options, futures, and privately negotiated options. The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality.

The Underlying Funds may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index, and currency rate swap agreements. Derivative instruments in which the Underlying Funds may invest include options, futures, and swaps. The Underlying Funds may invest in these types of instruments to reduce risk through hedging or to take market risk (i.e., for speculative purposes). The Underlying Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. The Advisor generally expects that such restricted securities will be liquid at the time of their purchase, as determined by the Fund’s policies and procedures approved by the Fund’s Board of Trustees.

The Fund and each Affiliated Fund may not directly invest more than 15% of their respective net assets in illiquid securities, and the Advisor expects that the Fund will not invest, directly or indirectly, more than 15% of its net assets in illiquid securities.

The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Because the value of fixed-income and fixed–income related securities may be significantly affected by changes in interest rates, the Advisor also evaluates the duration of the fixed-income instruments held by each Underlying Fund to determine its exposure to changes in interest rates. The Advisor considers its expectations for any changes in interest rates and actively manages the Fund’s asset allocation to mitigate the Fund’s interest rate risk by favoring shorter duration instruments when the Advisor anticipates that interest rates will increase and longer duration instruments when the Advisor anticipates that interest rates will decline. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s or Underlying Fund’s exposure to risks associated with rising interest rates.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Debt Fund. The following additional risks could affect the value of your investment:

•	Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•	Arbitrage Trading Risks: The principal risk associated with arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds, and therefore the Fund, may realize losses.

•	Bank Loan Risk: The Underlying Funds may invest in secured and unsecured participations in bank loans and assignments of such loans. Such investments may create substantial risk. Bank loans are made by banks or other financial intermediaries to borrowers, and consequently, bank loans are subject to the credit-quality risk of both the borrower and the lender that is selling a participation in a bank loan. Additionally, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Bank loans may not be considered ‘securities,’ and purchasers, such as the Underlying Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

•	Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Underlying Funds and therefore the Long/Short Debt Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. Interest rates may go up resulting in a decrease in the value of fixed income securities. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Fixed income securities are subject to credit risk. Credit risk is the risk that an issuer will not make, or the market might expect the issuer to not be able to make, timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•	Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•	Hedging Risks: The Underlying Funds may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•	High Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. Such securities may have speculative characteristics.

•	Illiquid Securities Risk: Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Debt Fund or the Underlying Funds. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•	Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•	Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

•	Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

•	Shares of Other Investment Companies Risks: The Fund and the Underlying Funds may invest in or sell short shares of other unaffiliated investment companies, including ETFs but excluding the Affiliated Funds, as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Short Sales Risks: The Underlying Funds may make short sales of securities, which involve selling a security the Underlying Fund does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose an Underlying Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Underlying Fund and therefore the Fund. Short sales are subject to the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss to the Underlying Fund and therefore the Fund.

•	Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•	Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Underlying Funds bear the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.

Performance
The following performance information indicates some of the risks of investing in the Long/Short Debt Fund. The bar chart shows the Fund’s Institutional Class shares’ changes in performance from year to year and does not reflect deduction of sales charges. If sales charges were included, the return figure would be lower. The table illustrates how the Fund’s Institutional Class, Class A and Class C shares average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Long/Short Debt Fund’s Institutional Class shares’ highest quarterly return was 4.04% for the quarter ended March 31, 2012, and the lowest quarterly return was -4.40% for the quarter ended December 31, 2015.

Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Returns - Hatteras Long / Short Debt Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	(8.10%)		(0.73%)		May 02, 2011
Class A	Class A Return Before Taxes	(12.87%)		(2.24%)		May 02, 2011
Class C	Class C Return Before Taxes	(9.11%)		(4.98%)		Oct. 01, 2013
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions	(9.14%)		(1.49%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.52%)		(0.72%)
BofA ML 3-Month US Treasury Bill Class C Shares Comparison (reflects no deduction for fees, expenses, or taxes)	BofA ML 3-Month US Treasury Bill Class C Shares Comparison (reflects no deduction for fees, expenses, or taxes )	0.05%		0.05%		Oct. 01, 2013
BofA ML 3-Month US Treasury Bill Institutional Class and Class A Comparison (reflects no deduction for fees, expenses, or taxes)	BofA ML 3-Month US Treasury Bill Institutional Class and Class A Comparison (reflects no deduction for fees, expenses, or taxes )	0.05%		0.07%		May 02, 2011
HFRX Relative Value: Fixed Income – Corporate Index Class C Shares Comparison (reflects no deduction for fees, expenses, or taxes)	HFRX Relative Value: Fixed Income – Corporate Index Class C Shares Comparison (reflects no deduction for fees, expenses, or taxes )	0.38%	[1]	2.57%	[1]	Sep. 30, 2013	[1]
HFRX Relative Value: Fixed Income – Corporate Index Institutional Class Shares and Class A Shares Comparison (reflects no deduction for fees, expenses, or taxes)	HFRX Relative Value: Fixed Income – Corporate Index Institutional Class Shares and Class A Shares Comparison (reflects no deduction for fees, expenses, or taxes )	0.38%	[1]	3.44%	[1]	Apr. 30, 2011	[1]
[1]	HFRX Relative Value: Fixed Income - Corporate Index since inception annualized return data is only available for monthly periods. The since inception annualized return begins on 4/30/2011 for the Institutional Shares and Class A Shares and on 9/30/2013 for the Class C Shares.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The HFRX Relative Value: Fixed Income – Corporate Index is engineered to achieve representative performance of a larger universe of funds employing Relative Value Fixed Income – Corporate strategies. Relative Value Fixed Income - Corporate includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond.